Note 2 - Summary of Significant Accounting Policies (Details) - Liability for Manufacturing Warranty - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Liability for Manufacturing Warranty [Abstract]
Warranty balance	$ 938,466	$ 1,312,918	$ 1,312,918	$ 1,372,342
Reduction for labor payments and claims made under the warranty	(13,998)	(75,966)	(75,966)	(79,134)
Accruals related to warranties issued during the period	9,620	25,863	25,863	19,710
Adjustment to warranty liability for discontinued operations			(324,349)
Warranty balance	$ 934,088	$ 938,466	$ 938,466	$ 1,312,918